Changes in organization and disposals - Acquisitions (Narrative) (Detail) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure Of Acquisitions Of Businesses [Line Items]
Acquisition cost of assets and liabilities from Nordea's Luxembourg-based private banking business	€ 120
Cash recognized resulting from the acquisition	1,300
loans (mortgages, Lombard loans, overdrafts) recognized resulting from the acquisition	1,100
Deposits recognized resulting from the acquisition	2,400
Goodwill recognized resulting from the acquisition	50
Intangible assets recognized resulting from the acquisition	75
Increase of clients assets reported with acquisition	9,500
Increase of clients assets reported with acquisition of which invested assets	6,100
UBS AG
Disclosure Of Acquisitions Of Businesses [Line Items]
Acquisition cost of assets and liabilities from Nordea's Luxembourg-based private banking business	120
Cash recognized resulting from the acquisition	1,300
loans (mortgages, Lombard loans, overdrafts) recognized resulting from the acquisition	1,100
Deposits recognized resulting from the acquisition	2,400
Goodwill recognized resulting from the acquisition	50
Intangible assets recognized resulting from the acquisition	75
Increase of clients assets reported with acquisition	9,500
Increase of clients assets reported with acquisition of which invested assets	€ 6,100